Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31, 2023	As of December 31, 2024
	US$	US$
Outdoor computing infrastructure container	—	766
Accessories	44	6
	44	772